Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement

Note 5 – Fair Value Measurement

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lower priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1 - Valuations are based on unadjusted quoted prices in an active market for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Valuations are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Valuations are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation techniques and inputs used for each major class of assets measured at fair value.

Registered Investment Companies: Shares of registered investment companies are valued at the net asset value ("NAV") of shares held by the Plan at year-end, based upon published market quotations on national exchanges.

Equity Securities: Valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Wesbanco, Inc. 401(k) Plan

Notes to the Financial Statements

December 31, 2025 and 2024

Note 5 – Fair Value Measurement (continued)

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2	Level 3

Registered investment companies	$277,918,166	$277,918,166	$-	$-
Company common stock	13,966,150	13,966,150	-	-
Total investments at fair value	$291,884,316	$291,884,316	$-	$-

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2	Level 3

Registered investment companies	$218,080,372	$218,080,372	$-	$-
Company common stock	14,135,489	14,135,489	-	-
Total investments at fair value	$232,215,861	$232,215,861	$-	$-

The Plan did not hold any Level 2 or Level 3 assets at December 31, 2025 and 2024.